UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 1.6%
362,121		BHP Billiton Ltd.	$4,815,158	1.6

		Brazil: 1.4%
131,093	@	Embraer SA ADR	4,101,900	1.4

		China: 3.3%
95,600	@	China Mobile Ltd. ADR	5,494,132	1.8
3,278,000		China Railway Construction Corp. Ltd.	4,344,058	1.5
			9,838,190	3.3

		France: 6.1%
40,224		Air Liquide SA	4,904,319	1.6
134,446		Alstom SA	4,175,790	1.4
237,808		Orange SA	4,105,660	1.4
262,895		Suez Environnement S.A.	4,980,407	1.7
			18,166,176	6.1

		Germany: 4.4%
59,585		BASF SE	4,917,865	1.7
78,747		Siemens AG	8,180,177	2.7
			13,098,042	4.4

		India: 2.3%
139,123		Larsen & Toubro Ltd.	2,873,760	1.0
1,959,337		Power Grid Corp. of India Ltd.	4,002,256	1.3
			6,876,016	2.3

		Indonesia: 0.8%
2,164,100		United Tractors Tbk PT	2,543,094	0.8

		Israel: 1.4%
1,985,576		Bezeq Israeli Telecommunication Corp., Ltd.	4,268,733	1.4

		Italy: 1.9%
1,276,360		Enel S.p.A.	5,621,719	1.9

		Japan: 9.8%
828,000		Hitachi Ltd.	4,885,365	1.6
206,400		LIXIL Group Corp.	4,823,576	1.6
281,700		JSR Corp.	4,432,351	1.5
281,300		Komatsu Ltd.	4,659,053	1.6
179,000		Mitsubishi Corp.	3,011,283	1.0
78,400		Shin-Etsu Chemical Co., Ltd.	4,434,451	1.5
287,400		Sumco Corp.	3,049,786	1.0
			29,295,865	9.8

		Netherlands: 4.9%
76,279		Airbus Group SE	5,506,363	1.8
83,930		Koninklijke DSM NV	4,266,793	1.4
183,932		Koninklijke Philips NV	5,018,197	1.7
			14,791,353	4.9

		South Africa: 0.9%
279,375		Vodacom Group Pty Ltd.	2,818,208	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 1.2%
17,869	SK Telecom Co., Ltd.	$3,604,354	1.2

	Spain: 1.4%
188,366	Gas Natural SDG S.A.	4,070,631	1.4

	Sweden: 2.6%
202,892	SKF AB - B Shares	3,532,694	1.2
406,607	Volvo AB - B Shares	4,197,375	1.4
		7,730,069	2.6

	Switzerland: 1.4%
73,946	Wolseley PLC	4,292,931	1.4

	United Kingdom: 1.1%
433,304	CNH Industrial NV	3,184,223	1.1

	United States: 50.7%
17,942	Acuity Brands, Inc.	4,142,449	1.4
69,800	Albemarle Corp.	3,738,488	1.3
82,808	American Electric Power Co., Inc.	4,638,076	1.6
109,728	AT&T, Inc.	3,694,542	1.2
33,483	Boeing Co.	4,870,102	1.6
44,829	Deere & Co.	3,567,044	1.2
136,673	Dow Chemical Co.	7,124,764	2.4
44,737	DTE Energy Co.	3,600,881	1.2
50,470	General Dynamics Corp.	7,391,836	2.5
475,788	General Electric Co.	14,245,093	4.8
118,715	Halliburton Co.	4,730,793	1.6
71,132	Honeywell International, Inc.	7,394,171	2.5
46,007	International Paper Co.	1,924,473	0.7
30,100	Kansas City Southern	2,736,692	0.9
53,800	Lincoln Electric Holdings, Inc.	3,037,010	1.0
34,091	Lockheed Martin Corp.	7,471,384	2.5
69,597	Mosaic Co.	2,202,049	0.7
498,520	Mueller Water Products, Inc.	4,646,206	1.6
66,900	Old Dominion Freight Line	4,262,199	1.4
66,987	PG&E Corp.	3,532,225	1.2
44,000	Packaging Corp. of America	2,991,560	1.0
169,400	Patterson-UTI Energy, Inc.	2,747,668	0.9
43,568	Pinnacle West Capital Corp.	2,760,468	0.9
82,491	PPL Corp.	2,807,994	0.9
31,503	Roper Technologies, Inc.	6,095,515	2.0
43,305	Sempra Energy	4,297,155	1.4
102,342	Steel Dynamics, Inc.	1,779,727	0.6
65,600	TE Connectivity Ltd.	4,401,104	1.5
129,100	Textron, Inc.	5,508,697	1.8
19,566	TransDigm Group, Inc.	4,590,771	1.5
77,800	Union Pacific Corp.	6,531,310	2.2
45,476	Valero Energy Corp.	3,267,905	1.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
47,270	Vulcan Materials Co.	$4,853,211	1.6
		151,583,562	50.7

	Total Common Stock
	(Cost $267,523,486)	290,700,224	97.2

PREFERRED STOCK: 0.4%
	Brazil: 0.4%
751,578	Cia Energetica de Minas Gerais	1,282,092	0.4

	Total Preferred Stock
	(Cost $4,300,896)	1,282,092	0.4

	Total Long-Term Investments
	(Cost $271,824,382)	291,982,316	97.6

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
7,415,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%††
	(Cost $7,415,000)	7,415,000	2.5

	Total Short-Term Investments
	(Cost $7,415,000)	7,415,000	2.5

	Total Investments in Securities (Cost $279,239,382)	$299,397,316	100.1
	Liabilities in Excess of Other Assets	(164,386)	(0.1)
	Net Assets	$299,232,930	100.0

††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $279,923,815.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,928,603
Gross Unrealized Depreciation	(24,455,102)

Net Unrealized Appreciation	$19,473,501

Industry Diversification	Percentage of Net Assets
Industrials	12.3%
Materials	12.1
Aerospace & Defense	10.8
Machinery	8.3
Industrial Conglomerates	7.5
Utilities	7.4
Telecommunications	6.7
Electrical Equipment	4.8
Road & Rail	4.5
Electric	2.5
Construction & Engineering	2.5
Electric Utilities	2.3
Multi-Utilities	1.7%
Building Materials	1.6
Oil & Gas Equipment & Services	1.6
Chemicals	1.5
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.4
Telecommunication Services	1.2
Oil & Gas Refining & Marketing	1.1
Semiconductors	1.0
Paper Packaging	1.0
Oil & Gas Drilling	0.9
Fertilizers & Agricultural Chemicals	0.7
Paper Products	0.7
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,815,158	$–	$4,815,158
Brazil	4,101,900	–	–	4,101,900
China	5,494,132	4,344,058	–	9,838,190
France	–	18,166,176	–	18,166,176
Germany	–	13,098,042	–	13,098,042
India	–	6,876,016	–	6,876,016
Indonesia	–	2,543,094	–	2,543,094
Israel	–	4,268,733	–	4,268,733
Italy	–	5,621,719	–	5,621,719
Japan	–	29,295,865	–	29,295,865
Netherlands	–	14,791,353	–	14,791,353
South Africa	–	2,818,208	–	2,818,208
South Korea	–	3,604,354	–	3,604,354
Spain	–	4,070,631	–	4,070,631
Sweden	–	7,730,069	–	7,730,069
Switzerland	–	4,292,931	–	4,292,931
United Kingdom	–	3,184,223	–	3,184,223
United States	151,583,562	–	–	151,583,562
Total Common Stock	161,179,594	129,520,630	–	290,700,224
Preferred Stock	1,282,092	–	–	1,282,092
Short-Term Investments	7,415,000	–	–	7,415,000
Total Investments, at fair value	$169,876,686	$129,520,630	$–	$299,397,316
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(854,777)	$–	$(854,777)
Total Liabilities	$–	$(854,777)	$–	$(854,777)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
668,724	Merrill Lynch	Call on Industrial Select Sector SPDR® Fund	55.090	USD	12/17/15	$607,870	$(342,463)
771,045	JPMorgan Chase & Co.	Call on iShares MSCI EAFE ETF	61.060	USD	12/17/15	720,310	(246,667)
146,103	JPMorgan Chase & Co.	Call on iShares MSCI Emerging Markets ETF	34.770	USD	12/17/15	114,808	(51,249)
325,378	Merrill Lynch	Call on Materials Select Sector SPDR® Fund	45.670	USD	12/17/15	289,782	(214,398)
		Total Written OTC Options				$1,732,770	$(854,777)

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$854,777
Total Liability Derivatives		$854,777

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	JPMorgan Chase & Co.	Merrill Lynch	Totals
Liabilities:
Written options	$297,916	$556,861	$854,777
Total Liabilities	$297,916	$556,861	$854,777

Net OTC derivative instruments by counterparty, at fair value	$(297,916)	$(556,861)	(854,777)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(297,916)	$(556,861)	$(854,777)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016